RELATED PARTIES - Disclosure of compensation for key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 6,527	$ 6,757
Post-employment benefits	1,827	1,639
Share-based compensation expense	4,963	2,710
Key management personnel compensation	$ 13,317	$ 11,106